Property, Plant and Equipment (Tables )	12 Months Ended
Mar. 31, 2023
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	Years ended
	March 31,	March 31,
	2023	2022
Land	$—	$182,831
Building and building components	1,520,833	27,226,065
Laboratory and plant equipment	558,083	37,372,148
Furniture and office equipment	37,291	597,075
Computer equipment	608,284	878,101
Total	$2,724,491	$66,256,220
Less: Accumulated depreciation and impairment losses	(1,321,227)	(44,808,097)
	$1,403,264	$21,448,123

Summary of Depreciation Expense of Property Plant and Equipment

	Years ended
	March 31,	March 31,
	2023	2022
Cost of sales	$303,274	$1,902,214
Selling, general and administrative expenses	765,276	821,537
	$1,068,550	$2,723,751